Common stock	12 Months Ended
Dec. 31, 2011
Common stock

17 Common stock

136,864 and 59,999 and 73,333 shares of common stock were issued upon exercise of stock options during the years ended December 31, 2009, 2010 and 2011.

On September 23, 2008, the Company entered into a Securities and Purchase Agreement (the “SPA”) with certain investors for a private placement transaction. Pursuant to the transaction, the Company issued (i) 498,338 shares of common stock, (ii) 249,170 warrants to purchase common stock at an exercise price of US$6.00 per share (“Warrant A”) and (iii) 1,277,136 warrants to purchase common stock at an exercise price of US$0.01 per share (“Warrant B”) for a total net cash proceeds of US$1,364 (Rmb9,365).

Warrant A and Warrant B are freestanding instruments which can be exercised separately on a standalone basis. Warrant A is exercisable within five years after its initial issuance. Warrant B is exercisable upon the occurrence of certain price reset protections or dilutive events. Warrant B also includes a potential cash settlement feature that is outside the Company’s control. Both Warrant A and Warrant B are exercisable through either physical or net settlement. In case of net settlement, the holder may elect to receive net number of shares upon cashless exercise in lieu of making cash payment to the Company. The net number of shares would be based on the fair market value of shares over certain days preceding the exercise date.

In connection with the issuance of the above instruments, the purchasers were also offered option rights to acquire up to additional 498,338 shares of common stock, additional Warrant A to purchase an aggregate amount of up to 249,170 and Warrant B to purchase an aggregate amount of up to 1,277,136 as additional closing upon a period up to June 23, 2009, defined as the “Additional Closing” date.

According to ASC 815 (formerly contained in FAS133, EITF0019, EITF07-05), the Company determined that Warrant B was a liability instrument and further recorded its fair value at issuance equal to US$154 (Rmb1,053) as warrant liability in the consolidated balance sheet. Warrant B was further re-measured at December 31, 2008 with the change in fair value of US$185 (Rmb1,236) recorded in the consolidated statements of operations during the year ended December 31, 2008. The remaining proceeds of the private placement were then recorded in the consolidated balance sheet between common stock and additional paid in capital based on the relative fair value of the common stock and the other related financial instruments associated with the issuance.

With the adoption of ASC 815-40-15 on January 1, 2009, Warrant A and option rights were recognized as liabilities as Warrant A contain a reset feature, whereby the exercise price of the instruments would be reset to the market price if the market price is lower than the exercise price at a specified date, and option rights contain similar features whereby the number of shares to be finally issued under option rights are not fixed. The cumulative effect on the re-designation of these financial instruments arising from the adoption of US$141 (Rmb961) had been recognized as an adjustment made to the retained earnings brought forward as at January 1, 2009.

In June 2009, only a minority of the investors exercised the option rights to acquire (i) 60,000 additional shares of common stock of the Company, par value $0.01 per share, (ii) Warrant A to purchase common stock at an exercise price of US$6.00 per share, and (iii) Warrant B to purchase common stock at an exercise price of US$0.01 per share for a total net cash proceeds of US$180 (Rmb1,239). The remaining portion of the option rights which were not exercised lapsed upon the expiry of Additional Closing, primarily due to different risk considerations and perceptions of the various investors with respect to the fair value of the option rights. Fair value gain of US$663 (Rmb4,551) of option rights expired was reversed to the consolidated statements of operations during the year ended December 31, 2009.

The holders of Warrant B had delivered a Notice of Cashless Exercise dated October 22, 2009 pursuant to which they exercised the Warrant B in full eligible number on a cashless basis, resulting in the issuance to it of 222,821 shares of the Company’s Common Stock on October 28, 2009. Fair value loss of US$81 (Rmb556) for Warrant B was recorded in the consolidated statements of operations during the year ended December 31, 2009.

Warrant A was remeasured with the fair value gain of US$20 (Rmb132) recorded in the consolidated statements of operations during the year ended December 31, 2010Warrant A was remeasured with the fair value loss of US$26 (Rmb197) recorded in the consolidated statements of operations during the year ended December 31, 2009.

The liabilities relating to Warrant A was Rmb2,448 and Rmb84 as of December 31, 2010 and 2011 respectively.

On May 6, 2010, the Company issued 2,000,000 shares of the Company’s Common Stock in another private placement to a third party investor and received the gross proceeds in amount of Rmb39,664, before deducting stock issuance expenses of Rmb1,991.

After the exercise of share options in 2011, the common stock of the company was Rmb1,675 (2010: Rmb1,670).